INTANGIBLE AND OTHER ASSETS (Schedule of Intangible Assets with Finite Economic Useful Lives) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance		₪ 617
Balance		538	[1]	₪ 617
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		3,069		3,050	₪ 3,119
Share in PHI's accounts included as of Jan 1, 2019		173
Transition to IFRS 15	[2]				(11)
Additions		160		162	143
Disposals		61		143	201
Balance		3,173		3,069	3,050
Cost [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		2,123		2,123	2,123
Balance		2,123		2,123	2,123
Cost [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[2]	175		86
Transition to IFRS 15	[2]				2
Additions	[2]	95		91	84
Disposals	[2]			2
Balance	[2]	270		175	86
Cost [Member] | Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		3			73
Additions				3
Disposals					73
Balance		3		3
Cost [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		276		276	276
Additions		6
Balance		282		276	276
Cost [Member] | Subscriber acquisition and retention costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance					13
Transition to IFRS 15	[2]				(13)
Balance
Cost [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[3]	492		565	634
Share in PHI's accounts included as of Jan 1, 2019		5
Additions	[3]	59		68	59
Disposals	[3]	61		141	128
Balance	[3]	495		492	565
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		2,452		2,353	2,326
Share in PHI's accounts included as of Jan 1, 2019		2
Transition to IFRS 15	[2]				(11)
Amortization	[4]	241		241	239
Disposals		66		142	201
Balance		2,635		2,452	2,353
Accumulated amortization [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		1,852		1,764	1,676
Amortization	[4]	73		88	88
Balance		1,925		1,852	1,764
Accumulated amortization [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[2]	62		15
Amortization	[2]	79	[4]	49	15
Disposals	[2]			2
Balance	[2]	141		62	15
Accumulated amortization [Member] | Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Balance					62
Amortization	[4]				11
Disposals					73
Balance			[5]
Accumulated amortization [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		273		255	237
Amortization	[4]	2		18	18
Balance		275		273	255
Accumulated amortization [Member] | Subscriber acquisition and retention costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance					11
Transition to IFRS 15	[2]				(11)
Balance
Accumulated amortization [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[3]	265		319	340
Share in PHI's accounts included as of Jan 1, 2019		2
Amortization	[3],[4]	87		86	107
Disposals	[3]	60		140	128
Balance	[3]	294		265	319
Carrying amounts, net [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		617		697
Balance		538		617	697
Carrying amounts, net [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		271		359
Balance		198		271	359
Carrying amounts, net [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[2]	113		71
Balance	[2]	129		113	71
Carrying amounts, net [Member] | Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		3
Balance		3		3
Carrying amounts, net [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		3		21
Balance		7		3	21
Carrying amounts, net [Member] | Subscriber acquisition and retention costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance
Balance
Carrying amounts, net [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[3]	227		246
Balance	[3]	₪ 201		₪ 227	₪ 246

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[2]	See adoption of IFRS 15 Revenues from Contracts with Customers in note 2(n) and note 2(f)(4).
[3]	Cost additions include capitalization of salary and employee related expenses.
[4]	Change in accounting estimate: the useful life of the cellular license was extended to end by February 1, 2028, see notes 2(f)(1) and 4 (1).
[5]	Representing an amount of less than NIS 1 million.